UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05037

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2018

Item 1. Schedule of Investments.

BP Capital TwinLine Energy Fund
Schedule of Investments
August 31, 2018 (Unaudited)
	Shares	Value
COMMON STOCKS - 88.7%
Agricultural Products - 3.3%
Nutrien Ltd.	68,139	$3,858,712

Building Materials - 2.4%
Summit Materials, Inc. - Class A (1)	133,715	2,844,118

Chemicals - 2.9%
Huntsman Corp.	112,192	3,420,734

Downstream - 5.8%
Andeavor	21,974	3,357,407
Delek US Holdings, Inc.	62,769	3,420,911
		6,778,318
Exploration & Production - 37.4%
Anadarko Petroleum Corp.	65,077	4,190,959
Antero Resources Corp. (1)	193,917	3,589,404
Callon Petroleum Co. (1)	223,219	2,522,375
Devon Energy Corp.	88,171	3,785,181
Diamondback Energy, Inc.	28,601	3,463,009
Encana Corp.	181,515	2,408,704
EOG Resources, Inc.	19,385	2,291,888
Marathon Oil Corp.	139,367	2,997,784
Oasis Petroleum, Inc. (1)	181,859	2,447,822
Occidental Petroleum Corp.	46,470	3,711,559
Parsley Energy, Inc. - Class A (1)	155,824	4,327,232
Pioneer Natural Resources Co.	21,980	3,839,906
WPX Energy, Inc. (1)	228,441	4,356,370
		43,932,193
Metals & Mining - 8.1%
Alcoa Corp. (1)	77,332	3,454,420
The Timken Co.	78,784	3,832,842
United States Steel Corp.	76,709	2,276,723
		9,563,985
Midstream - 5.4%
Targa Resources Corp.	63,449	3,494,136
The Williams Companies, Inc.	94,713	2,802,558
		6,296,694
Oil Services - 20.2%
Forum Energy Technologies, Inc. (1)	235,215	2,810,819
Halliburton Co.	83,453	3,328,940
MRC Global, Inc. (1)	135,723	2,797,251
Patterson-UTI Energy, Inc.	221,396	3,792,514
ProPetro Holding Corp. (1)	231,372	3,521,482
Quanta Services, Inc. (1)	119,342	4,128,040
Solaris Oilfield Infrastructure, Inc. - Class A (1)	197,187	3,395,560
		23,774,606
Transportation - 3.2%
Knight-Swift Transportation Holdings, Inc.	109,473	3,736,314
TOTAL COMMON STOCKS (Cost $95,305,033)		104,205,674

PARTNERSHIPS & TRUSTS - 9.5%
Midstream - 9.5%
Energy Transfer Partners LP	132,067	2,978,111
Enterprise Products Partners LP	108,236	3,095,550
MPLX LP	71,133	2,523,087
Plains All American Pipeline LP	98,929	2,584,025
TOTAL PARTNERSHIPS & TRUSTS (Cost $10,442,641)		11,180,773

SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.839% (2)	2,199,355	2,199,355
TOTAL SHORT-TERM INVESTMENTS (Cost $2,199,355)		2,199,355

Total Investments (Cost $107,947,029) - 100.1%		117,585,802
Liabilities in Excess of Other Assets - (0.1)%		(66,210)
TOTAL NET ASSETS - 100.0%		$117,519,592

Percentages are stated as a perent of net assets.

(1)	Non-income producing security.
(2)	The rate quoted is the annualized seven-day yield as of August 31, 2018.

Summary of Fair Value Exposure at August 31, 2018 (Unaudited)

The BP Capital TwinLine Energy Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2018. See Schedule of Investments for industry breakouts:

	Level 1	Level 2	Level 3	Total
Common Stocks	$104,205,674	$–	$–	$104,205,674
Partnerships & Trusts	11,180,773	–	–	11,180,773
Short-Term Investments	2,199,355	–	–	2,199,355
Total Investments in Securities	$117,585,802	$–	$–	$117,585,802

It is the Fund's policy to recognize transfers between levels at the end of the Fund's reporting period. There were no transfers made into or out of Level 1, 2 or 3 as of August 31, 2018.

BP Capital TwinLine MLP Fund
Schedule of Investments
August 31, 2018 (Unaudited)
	Shares	Value
COMMON STOCKS - 24.0%
Gathering & Processing - 8.2% (1)
Antero Midstream GP LP	141,570	$2,391,117
Targa Resources Corp.	121,008	6,663,911
		9,055,028
Natural Gas/NGL Transportation - 15.8% (1)
Kinder Morgan, Inc.	341,338	6,041,683
The Williams Companies, Inc.	382,053	11,304,948
		17,346,631
TOTAL COMMON STOCKS (Cost $26,392,256)		26,401,659

PARTNERSHIPS & TRUSTS - 75.3%
Crude Oil & Refined Products - 41.8% (1)
Andeavor Logistics LP	59,713	2,900,858
BP Midstream Partners LP	126,629	2,498,390
Enterprise Products Partners LP	333,755	9,545,393
Hess Midstream Partners LP	126,693	2,868,330
Holly Energy Partners LP	86,539	2,506,169
Magellan Midstream Partners LP	84,362	5,757,706
Phillips 66 Partners LP	90,718	4,668,348
Plains All American Pipeline LP	216,636	5,658,532
Shell Midstream Partners LP	246,015	5,503,356
Valero Energy Partners LP	110,747	3,963,635
		45,870,717
Gathering & Processing - 14.5% (1)
Antero Midstream Partners LP	28,800	842,976
CNX Midstream Partners LP	215,110	4,216,156
MPLX LP	151,149	5,361,255
Noble Midstream Partners LP	35,697	1,563,529
Western Gas Partners LP	80,080	3,911,908
		15,895,824
Natural Gas/NGL Transportation - 19.0% (1)
Cheniere Energy Partners LP	41,245	1,563,185
Energy Transfer Equity LP	300,565	5,259,888
Energy Transfer Partners LP	395,817	8,925,673
EQT Midstream Partners LP	89,892	5,138,227
		20,886,973
TOTAL PARTNERSHIPS & TRUSTS (Cost $78,528,854)		82,653,514

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.839% (2)	955,165	955,165
TOTAL SHORT-TERM INVESTMENTS (Cost $955,165)		955,165

Total Investments (Cost $105,876,275) - 100.2%		110,010,338
Liabilities in Excess of Other Assets - (0.2)%		(198,541)
TOTAL NET ASSETS - 100.0%		$109,811,797

Percentages are stated as a percent of net assets.

(1)	Sub-classification for the Midstream category.
(2)	The rate quoted is the annualized seven-day yield as of August 31, 2018.

Summary of Fair Value Exposure at August 31, 2018 (Unaudited)

The BP Capital TwinLine MLP Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2018. See Schedule of Investments for industry breakouts:

	Level 1	Level 2	Level 3	Total
Common Stocks	$26,401,659	$–	$–	$26,401,659
Partnerships & Trusts	82,653,514	–	–	82,653,514
Short-Term Investments	955,165	–	–	955,165
Total Investments in Securities	$110,010,338	$–	$–	$110,010,338

It is the Fund's policy to recognize transfers between levels at the end of the Fund's reporting period. There were no transfers made into or out of Level 1, 2 or 3 as of August 31, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Elaine E. Richards
                                           Elaine E. Richards, President/Principal Executive Officer

Date                                                 October 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Elaine E. Richards
                                           Elaine E. Richards, President/Principal Executive Officer

Date                                                 October 15, 2018

By (Signature and Title) /s/ Aaron J. Perkovich
                                           Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date                                                 October 17, 2018